Assets and liabilities classified as held-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Assets	$ 14,424,320	$ 11,918,451	$ 10,115,278
Assets related to employee's living quarters	270,807	37,471	50,813
Liabilities	5,500,740	5,197,116	4,712,051
Assets and liabilities of disposal group as held-for-sale
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Assets	270,807	37,471	50,813
Machinery and equipment	5,846
Assets related to employee's living quarters	9,631	$ 37,471	$ 50,813
Disposal group classified as held for sale | Assets and liabilities of disposal group as held-for-sale
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Assets	255,330
Liabilities	$ 143,447